Approval of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Statement Of Financial Position [Abstract]
Approval of the Consolidated Financial Statements	34. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were approved and authorised for issue by the board of directors on April 2, 2021.